Condensed Financial Information of the Parent Company - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Common Stock, Shares				71,860,702
Dividend payable	$ 0	$ 118,889	$ 0	$ 212,960
Parent Company
Condensed Financial Statements, Captions [Line Items]
Preferred Stock Shares	14,630,813
Common Stock, Shares	27,777,341
Dividend payable	$ 29,089	23,107	17,125
Equity earnings of subsidiaries	$ 30,117	$ 116,268	$ 346,360